BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Schedule of Weighted Average Remaining Lease Term) (Details)	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average remaining lease term	4 years 2 months 30 days
Weighted average discount rate	18.00%